united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Andrew Rogers

Gemini Fund Services, LLC, 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2669

Date of fiscal year end: 9/30

Date of reporting period: 12/31/16

Item 1. Schedule of Investments.

Navigator Equity Hedged Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2016

Shares		Value
	EXCHANGE TRADED FUNDS - 90.6%
	COUNTRY FUNDS - 32.7%
98,814	Global X MSCI Norway ETF	$ 1,090,907
38,021	iShares Currency Hedged MSCI Germany ETF (a)	982,463
46,658	iShares MSCI Austria Capped ETF (a)	771,257
61,180	iShares MSCI Canada ETF	1,599,857
31,755	iShares MSCI Italy Capped ETF	768,788
56,397	iShares MSCI Taiwan Capped ETF	1,656,380
83,941	VanEck Vectors Russia ETF	1,781,228
44,838	WisdomTree Japan Hedged Equity Fund (a)	2,221,274
19,337	WisdomTree Japan Hedged SmallCap Equity Fund (a)	700,773
32,068	WisdomTree Japan SmallCap Dividend Fund (a)	1,985,651
		13,558,578
	LARGE-CAP INDEX FUNDS - 19.9%
122,568	PowerShares S&P 500 High Beta Port ETF (a)	4,484,150
16,900	SPDR S&P 500 ETF Trust (a)	3,777,657
		8,261,807
	MID-CAP INDEX FUNDS - 2.3%
5,689	iShares Core S&P Mid-Cap ETF	940,619

	SMALL-CAP INDEX FUNDS - 15.4%
6,894	iShares Core S&P Small-Cap ETF (a)	948,063
14,916	iShares Russell 2000 ETF	2,011,423
28,950	iShares Russell 2000 Value ETF (a)	3,443,313
		6,402,799
	SECTOR FUNDS - 20.3%
13,950	Global X Copper Miners ETF	279,000
5,260	iShares PHLX Semiconductor ETF (a)	645,507
4,663	iShares Transportation Average ETF (a)	759,323
11,251	iShares U.S. Broker-Dealers & Securities Exchanges ETF (a)	556,699
6,153	iShares U.S. Oil Equipment & Services ETF (a)	279,654
13,280	PowerShares S&P SmallCap Energy Portfolio	279,146
5,551	PowerShares S&P SmallCap Financials Portfolio	290,095
5,076	PowerShares S&P SmallCap Industrials Portfolio	281,312
12,947	PowerShares S&P SmallCap Information Technology Portfolio (a)	901,758
5,799	PowerShares S&P SmallCap Materials Portfolio	276,612
13,368	SPDR S&P Bank ETF (a)	581,107
11,174	SPDR S&P Insurance ETF (a)	926,883
21,077	SPDR S&P Oil & Gas Exploration & Production ETF (a)	873,009
16,870	SPDR S&P Regional Banking ETF (a)	937,466
14,040	VanEck Vectors Steel ETF (a)	530,572
		8,398,143

	TOTAL EXCHANGE TRADED FUNDS (Cost - $34,960,107)	37,561,946

	MUTUAL FUND - 6.0%
	ASSET ALLOCATION - 6.0%
684,086	Navigator Sentry Managed Volatility Fund - Class I * #	2,462,711
	TOTAL MUTUAL FUND (Cost - $5,361,020)

	SHORT-TERM INVESTMENTS - 2.4%
	MONEY MARKET FUND - 2.4%
994,125	Milestone Treasury Obligations Fund, Institutional Class, 0.30% +	994,125
	TOTAL SHORT-TERM INVESTMENTS (Cost - $994,125)

	COLLATERAL FOR SECURITIES LOANED- 27.9%
11,560,790	Dreyfus Government Cash Management - Institutional Shares, 0.45% + (b)	11,560,790
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $11,560,790)

	TOTAL INVESTMENTS - 126.9% (Cost - $52,876,042) (c)	$ 52,579,572
	LIABILITIES IN EXCESS OF OTHER ASSETS - (26.9)%	(11,138,707)
	NET ASSETS - 100.0%	$ 41,440,865

Navigator Equity Hedged Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016

ETF - Exchange-Traded Fund
* Non-income producing.
# Affiliated Security.
+ Money market fund; interest rate reflects seven-day effective yield on December 31, 2016.
(a) All or a portion of the security is on loan. Total loaned securities had a value of $15,077,636 at December 31, 2016.
(b) Security purchased with cash proceeds of securities lending collateral. Non-cash collateral amounted to $3,872,862.
(c) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $52,898,357 and differs from value by net unrealized appreciation/(depreciation) of securities as follows:

	Unrealized appreciation:	$ 2,778,617
	Unrealized depreciation:	(3,097,402)
	Net unrealized depreciation:	$ (318,785)

Navigator Duration Neutral Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2016

Principal Amount		Coupon Rate (%)	Maturity	Value
	MUNICIPAL BONDS & NOTES - 81.4%
	CALIFORNIA - 4.5%
$ 1,000,000	City of Oakland, CA	4.000	1/15/2039	$ 1,031,365
500,000	Evergreen School District	4.000	8/1/2033	520,247
490,000	Grossmont Union High School District	4.000	8/1/2033	507,998
540,000	Torrance Unified School District	4.000	8/1/2031	575,195
				2,634,805
	COLORADO - 2.4%
1,300,000	University of Colorado	4.000	6/1/2031	1,399,931

	FLORIDA - 3.6%
665,000	City of Orlando, FL - 144A #	12.458	11/1/2039	1,039,880
100,000	City of Port Orange, FL	4.000	4/1/2033	105,449
850,000	County of Broward, FL Airport System Revenue	5.500	10/1/2031	984,359
				2,129,688
	ILLINOIS - 3.2%
1,130,000	Chicago O'Hare International Airport	4.000	1/1/2032	1,140,786
100,000	City of Chicago, IL	5.000	1/1/2019	100,260
600,000	Cook County Community College District No. 508	5.125	12/1/2038	633,681
				1,874,727
	MISSOURI - 4.0%
1,200,000	City of Kansas City, MO Sanitary Sewer System Revenue	4.000	1/1/2032	1,272,414
1,015,000	City of Springfield, MO Public Utility Revenue	4.000	8/1/2031	1,081,711
				2,354,125
	NEVADA - 2.7%
1,515,000	Clark County School District	4.000	6/15/2031	1,578,638

	NEW HAMPSHIRE - 0.9%
500,000	New Hampshire Municipal Bond Bank	4.000	8/15/2031	532,857

	NEW JERSEY - 11.1%
850,000	New Jersey Transportation Trust Fund Authority	5.000	6/15/2024	878,972
750,000	New Jersey Transportation Trust Fund Authority	5.000	6/15/2028	808,493
1,190,000	New Jersey Transportation Trust Fund Authority	5.125	6/15/2029	1,206,708
3,270,000	New Jersey Turnpike Authority	5.000	1/1/2045	3,590,133
				6,484,306
	NEW YORK - 11.8%
1,585,000	New York City Transitional Finance Authority Future Tax Secured Revenue	5.000	2/1/2042	1,735,432
2,590,000	New York City Water & Sewer System	5.000	6/15/2045	2,896,604
1,000,000	New York State Dormitory Authority	5.000	3/15/2034	1,144,610
1,000,000	New York State Dormitory Authority	5.000	3/15/2037	1,111,765
				6,888,411
	PENNSYLVANIA - 8.7%
3,150,000	Pennsylvania Turnpike Commission	5.000	12/1/2041	3,475,316
1,360,000	Philadelphia Gas Works Co.	5.250	8/1/2040	1,471,527
150,000	West Mifflin Sanitary Sewer Municipal Authority	4.000	8/1/2035	157,495
				5,104,338
	RHODE ISLAND - 2.9%
1,500,000	Rhode Island Infrastructure Bank	5.000	10/1/2036	1,713,540

	TEXAS - 22.2%
2,500,000	County of Bexar, TX	5.000	6/15/2040	2,799,463
3,000,000	Dallas Independent School District	4.000	2/15/2031	3,174,585
1,500,000	San Antonio, TX Independent School District	4.000	2/15/2030	1,602,788
3,000,000	State of Texas	5.000	10/1/2044	3,396,000
1,670,000	Tender Option Bond Trust Receipts/Certificates - 144A #	9.455	2/15/2032	1,976,278
				12,949,114
	UTAH - 3.4%
1,870,000	City of Sandy City, UT	4.000	3/1/2036	1,960,134

	TOTAL MUNICIPAL BONDS & NOTES (Cost - $47,610,894)			47,604,614

Navigator Duration Neutral Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016

Contracts ^		Value
	OPTIONS PURCHASED * - 0.0%
	CALL OPTIONS PURCHASED - 0.0%
200	US 10 Year Futures, Expires February 2017, Strike Price $130.00	$ 3,125
188	US 10 Year Futures, Expires February 2017, Strike Price $131.50	-
100	US Long Bond Futures, Expires February 2017, Strike Price $162.00	4,688
25	US Long Bond Futures, Expires February 2017, Strike Price $180.00	-
7	US Long Bond Futures, Expires March 2017, Strike Price $180.00	-
	TOTAL CALL OPTIONS PURCHASED (Cost - $71,002)	7,813

	PUT OPTIONS PURCHASED - 0.0%
50	US Long Bond Futures, Expires March 2017, Strike Price $139.00	8,594
	TOTAL PUT OPTIONS PURCHASED (Cost - $25,000)

	TOTAL OPTIONS PURCHASED (Cost - $96,002)	16,407	(a)

	SHORT-TERM INVESTMENTS - 9.6%
	MONEY MARKET FUND - 9.6%
5,584,185	Fidelity Institutional Money Market Funds - Tax-Exempt Portfolio, Class I, 0.59% +	5,584,185
	TOTAL SHORT TERM INVESTMENTS (Cost - $5,584,185)

	TOTAL INVESTMENTS - 91.0% (Cost - $53,291,081) (b)	$ 53,205,206
	OTHER ASSETS LESS LIABILITIES - 9.0%	5,264,955
	NET ASSETS - 100.0%	$ 58,470,161

* Non-income producing.
# Variable rate security. Interest rate is as of December 31, 2016.
+ Money market fund; interest rate reflects seven-day effective yield on December 31, 2016.
144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value of such securities is $3,016,158 or 5.2% of net assets.
(a) Amount subject to interest rate contracts risk exposure.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $53,201,236 and differs from value by net unrealized appreciation/(depreciation) of securities as follows:
	Unrealized appreciation:	$ 883,001
	Unrealized depreciation:	(879,031)
	Net unrealized appreciation:	$ 3,970

Number of Short Contracts		Unrealized Appreciation (a)
	FUTURES CONTRACTS
175	US 10-Year Treasury Notes, expiring March 2017	$ 106,640
	(Underlying face amount at value $21,749,175)
120	Fixed Rate 10-Year Interest Rate Swaps, expiring March 2017	55,750
	(Underlying face amount at value $11,296,920)
92	US Long Bonds, expiring March 2017	123,625
	(Underlying face amount at value $13,860,352)
	TOTAL FUTURES CONTRACTS	$ 286,015

Navigator Sentry Managed Volatility Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2016

Contracts ^		Value
	OPTIONS PURCHASED * - 17.4%
	CALL OPTIONS PURCHASED - 3.9%
3,000	iPath S&P 500 VIX Short-Term Futures ETN, Expires January 2017, Strike Price $24.00	$ 480,000
	TOTAL CALL OPTIONS PURCHASED (Cost - $334,642)

	PUT OPTION PURCHASED - 13.5%
800	S&P 500 Index, Expires January 2017, Strike Price $2,210.00	1,656,000
	TOTAL PUT OPTION PURCHASED (Cost - $1,793,632)

	TOTAL OPTIONS PURCHASED (Cost - $2,128,274)	2,136,000	(a)
Shares
	SHORT-TERM INVESTMENTS - 82.0%
	MONEY MARKET FUND - 82.0%
10,046,523	Milestone Treasury Obligations Fund, Institutional Class, 0.30% +	10,046,523
	TOTAL SHORT TERM INVESTMENTS (Cost - $10,046,523)

	TOTAL INVESTMENTS - 99.4% (Cost - $12,174,797) (b)	$ 12,182,523
	SECURITIES SOLD SHORT (Proceeds - $5,777,008) - (49.3) % (b)	(6,040,768)
	OPTIONS WRITTEN (Premiums Received - $782,204) - (5.7) % (b)	(696,652)
	OTHER ASSETS LESS LIABILITIES - 55.6%	6,800,962
	NET ASSETS - 100.0%	$ 12,246,065

	SECURITIES SOLD SHORT* - (49.3) %
	EXCHANGE TRADED NOTE - (49.3) %
(236,800)	iPath S&P 500 VIX Short-Term Futures ETN *	(6,040,768)
	TOTAL SECURITIES SOLD SHORT (Cost - $5,777,008)

Contracts ^
	OPTIONS WRITTEN * - (5.7) %
	CALL OPTIONS WRITTEN - (1.6) %
(632)	iPath S&P 500 VIX Short-Term Futures ETN, Expires January 2017, Strike Price $22.50	$ (188,652)
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $119,837)

	PUT OPTION WRITTEN - (4.1) %
(800)	S&P 500 Index, Expires January 2017, Strike Price $2,110.00	(508,000)
	TOTAL PUT OPTION WRITTEN (Premiums Received - $662,367)

	TOTAL OPTIONS WRITTEN (Premiums Received - $782,204)	$ (696,652)	(a)

*Non-income producing.
+ Money market fund; interest rate reflects seven-day effective yield on December 31, 2016.
ETN - Exchange-Traded Note
^ Each option contract allows the Fund to purchase/sell 100 shares of the underlying security at the exercise price.
(a) Amount subject to equity contracts risk exposure.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes, including written options, is $5,180,549 and differs from value by net unrealized appreciation/(depreciation) of securities and options written as follows:

	Unrealized appreciation:	$ 734,761
	Unrealized depreciation:	(470,207)
	Net unrealized appreciation:	$ 264,554

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2016

Shares				Value
	EXCHANGE-TRADED FUNDS - 0.6%
	DEBT FUNDS - 0.6%
19,000	iShares iBoxx $ High Yield Corporate Bond ETF			$ 1,644,450
47,000	SPDR Bloomberg Barclays High Yield Bond ETF (a)			1,713,150
	TOTAL EXCHANGE-TRADED FUNDS (Cost - $3,355,780)			3,357,600

	MUTUAL FUND - 5.7%
	DEBT FUND - 5.7%
3,199,775	Navigator Duration Neutral Bond Fund - Class I #			32,573,713
	TOTAL MUTUAL FUNDS (Cost - $32,736,254)

Principal Amount		Coupon Rate (%)	Maturity
	CORPORATE BONDS - 24.3%
	AUTO MANUFACTURERS - 5.2%
$ 5,000,000	Daimler Finance North America LLC - 144A	1.234	12/2/2016	5,000,780
5,000,000	Ford Motor Credit Co. LLC	1.516	12/6/2016	4,995,272
3,256,000	Nissan Motor Acceptance Corp. - 144A	1.492	12/5/2016	3,258,963
5,000,000	Toyota Motor Credit Corp.	1.111	11/16/2016	5,001,047
5,000,000	Toyota Motor Credit Corp.	1.192	12/5/2016	5,004,452
7,000,000	Volkswagen Group of America Finance LLC - 144A	1.351	11/21/2016	6,982,878
				30,243,392
	BANKS - 11.2%
5,000,000	American Express Bank FSB	1.065	6/12/2017	4,998,617
3,000,000	Bank of America NA	1.263	6/15/2017	2,998,560
4,320,000	Barclays Bank PLC	1.486	2/17/2017	4,321,560
7,634,000	Citigroup, Inc.	1.630	11/24/2017	7,650,982
4,266,000	Goldman Sachs Group, Inc.	1.567	6/4/2017	4,273,067
10,000,000	JPMorgan Chase & Co.	1.426	2/15/2017	10,006,470
1,056,000	JPMorgan Chase & Co.	2.231	2/6/2017	1,056,543
1,300,000	Macquarie Bank Ltd. - 144A	1.430	2/26/2017	1,300,495
10,000,000	Royal Bank of Canada/New York NY	1.251	12/8/2017	10,000,230
4,740,000	SunTrust Bank/Atlanta GA	1.346	2/15/2017	4,740,607
3,115,000	US Bank NA/Cincinnati OH	1.467	1/29/2018	3,125,572
10,000,000	Wells Fargo Bank NA	1.498	9/7/2017	10,021,300
				64,494,003
	BEVERAGES - 2.5%
14,000,000	PepsiCo, Inc.	1.372	10/13/2017	14,032,214

	COMPUTERS - 0.5%
2,912,000	Apple, Inc.	1.131	5/3/2018	2,919,175

	ELECTRIC - 1.2%
6,781,000	Duke Energy Corp.	1.378	4/3/2017	6,786,347

	HEALTHCARE SERVICES - 0.4%
2,300,000	Aetna, Inc.	1.601	12/8/2017	2,308,247

	INSURANCE - 0.6%
3,100,000	Principal Life Global Funding II - 144A	1.431	12/1/2017	3,112,946

	MACHINERY - 0.3%
1,825,000	Caterpillar Financial Services Corp.	1.620	2/23/2018	1,834,420

	OIL & GAS - 1.7%
10,000,000	Shell International Finance BV	1.202	5/10/2017	10,006,175

	TELECOMMUNICATIONS - 0.7%
4,000,000	Cisco Sysytems, Inc.	1.511	2/21/2018	4,023,670

	TOTAL CORPORATE BONDS (Cost - $139,785,047)			139,760,589

	MUNICIPAL BONDS & NOTES - 18.8%
	ALASKA - 0.8%
4,000,000	Alaska Housing Finance Corp.**	0.630	12/1/2040	4,000,000

	ARIZONA - 0.7%
4,300,000	Salt River Pima-Maricopa Indian Community**	0.640	10/1/2026	4,300,000

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016

Principal Amount		Coupon Rate (%)	Maturity	Value
	CONNECTICUT - 0.7%
$ 3,870,000	Puttable Floating Option Taxable Notes - 144A**	0.000	4/15/2046	$ 3,870,000

	KANSAS - 0.5%
2,740,000	Wyandotte County-Kansas City Unified Government Utility System Revenue	5.000	9/1/2040	3,040,194

	LOUISIANA - 1.7%
4,500,000	Louisville Regional Airport Authority**	0.640	11/1/2036	4,500,000
5,000,000	Parish of St James LA**	0.860	11/1/2040	5,000,000
				9,500,000

	MASSACHUSETTS - 3.1%
4,000,000	Commonwealth of Massachusetts**	0.570	12/1/2030	4,000,000
2,900,000	Massachusetts Health & Educational Facilities Authority**	0.570	8/15/2040	2,900,000
2,755,000	Massachusetts Health & Educational Facilities Authority**	0.610	11/1/2035	2,755,000
4,000,000	Massachusetts Health & Educational Facilities Authority**	0.630	12/1/2037	4,000,000
4,000,000	Massachusetts Housing Finance Agency**	0.750	1/1/2044	4,000,000
				17,655,000
	MAINE - 0.9%
5,000,000	City of Old Town**	0.900	12/1/2024	5,000,000

	MICHIGAN - 0.7%
4,000,000	Michigan Strategic Fund**	0.640	12/1/2042	4,000,000

	MISSISSIPPI - 0.9%
5,000,000	County of Perry - 144A**	0.810	2/1/2022	5,000,000

	MISSOURI - 0.4%
2,500,000	City of Springfield MO Public Utility Revenue	4.000	8/1/2031	2,664,312

	NEW JERSEY - 0.4%
2,500,000	New Jersey Transportation Trust Fund Authority	5.000	6/15/2024	2,585,213

	NEW YORK - 1.9%
4,000,000	City of New York NY**	0.670	8/1/2034	4,000,000
4,000,000	New York City Water & Sewer System**	0.670	6/15/2049	4,000,000
2,500,000	New York City Water & Sewer System	5.000	6/15/2045	2,795,950
				10,795,950
	PENNSYLVANIA - 0.5%
2,500,000	Pennsylvania Turnpike Commission	5.000	12/1/2041	2,758,188

	TEXAS - 4.9%
5,000,000	Harris County Industrial Development Corp.**	0.610	3/1/2024	5,000,000
12,550,000	Highland Park Independent School District	4.000	2/15/2032	13,317,244
2,100,000	Plano Independent School District	4.000	2/15/2031	2,254,140
7,000,000	State of Texas	5.000	10/1/2044	7,924,000
				28,495,384
	WYOMING - 0.8%
4,800,000	County of Sublette**	0.620	10/1/2044	4,800,000

	TOTAL MUNICIPAL BONDS & NOTES (Cost - $108,390,391)			108,464,241

	U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.3%
25,000,000	Federal Farm Credit Banks	0.786	10/3/2018	25,002,175
	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $25,006,250)

Contracts ^
	OPTIONS PURCHASED * - 0.0%
	CALL OPTIONS PURCHASED - 0.0%
109	US 10 Year Futures, Expires February 2017, Strike Price $132.00			-
26	US Long Bond Futures, Expires February 2017, Strike Price $180.00			-
	TOTAL CALL OPTIONS PURCHASED (Cost - $6,329)			-

	PUT OPTIONS PURCHASED - 0.0%
482	US 5 Year Futures, Expires February 2017, Strike Price $114.00			11,297
	TOTAL PUT OPTIONS PURCHASED (Cost - $16,234)

	TOTAL OPTIONS PURCHASED (Cost - $22,563)			11,297	(b)

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016

Shares				Value
	SHORT-TERM INVESTMENTS - 47.0%
	MONEY MARKET FUND - 1.0%
5,537,743	Dreyfus Government Cash Management - Institutional Shares, 0.45%+ (b)			$ 5,537,743
385,670	Federated Capital Reserve Fund, 0.00%+			385,670
				5,923,413
Principal Amount		Coupon Rate (%)	Maturity
	TREASURY BILLS - 46.0%
$ 175,000,000	United States Treasury Bill	0.000	1/5/2017	174,994,167
40,000,000	United States Treasury Bill (a)	0.000	1/12/2017	39,995,080
50,000,000	United States Treasury Bill	0.000	1/26/2017	49,983,507
				264,972,754
	TOTAL SHORT-TERM INVESTMENTS (Cost $270,896,167)			270,896,167
Shares
	COLLATERAL FOR SECURITIES LOANED- 0.3%
1,785,792	Dreyfus Government Cash Management - Institutional Shares, 0.45% + (c)			1,785,792
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $1,785,792)

	TOTAL INVESTMENTS - 101.0% (Cost - $581,978,244) (d)			$ 581,851,574
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0)%			(6,052,185)
	NET ASSETS - 100.0%			$ 575,799,389

* Non-income producing.
** Variable rate security. Interest rate is as of December 31,, 2016.
# Affiliated Security.
^ Each option contract allows the Fund to sell 1 underlying futures contract.
+ Money market fund; interest rate reflects seven-day effective yield on December 31, 2016.
144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value of such securities is $28,526,062 or 5.0% of net assets.
(a) All or a portion of the security is on loan. Total loaned securities had a value of $41,705,163 at December 31, 2016. Non-cash collateral amounted to $40,808,799.
(b) Amount subject to interest rate contracts risk exposure.
(c) Security purchased with cash proceeds of securities lending collateral.
(d) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $582,426,718 and differs from value by net unrealized appreciation/(depreciation) of securities as follows:

	Unrealized appreciation:			$ 144,472
	Unrealized depreciation:			(719,616)
	Net unrealized depreciation:			$ (575,144)

Number of Contracts Long (Short)				Unrealized Appreciation (Depreciation)	(b)
	FUTURES CONTRACTS
592	US 5 Year Treasury Notes, March 2017			$ 49,678
	(Underlying face amount at value $69,657,088)
(196)	US 10 Year Treasury Notes, March 2017			(59,408)
	(Underlying face amount at value $24,359,076)
(60)	US Long Bonds, expiring March 2017			(45,358)
	(Underlying face amount at value $9,039,360)
	TOTAL FUTURES CONTRACTS			$ (55,088)

				Unrealized
	CREDIT DEFAULT SWAP CONTRACTS			Appreciation
	Credit Default Swap to Sell Protection CDX.NA.HY.S27 V1 Maturity 12/20/21 - Counterparty Goldman Sachs, to pay fixed interest of 5% (Notional Amount $203,100,000)
	UNREALIZED APPRECIATION FROM CREDIT DEFAULT SWAP CONTRACTS			$ 5,221,584	(1)

(1) Consists of premiums paid of $7,705,054 and current asset value of $12,926,638

TOTAL RETURN SWAPS

Reference Entity	Number of Shares	Notional Amount at December 31, 2016	Interest Rate Payable (1)	Termination Date	Counterparty	Unrealized Appreciation (Depreciation)	(b)
iShares iBoxx $ High Yield Corporate Bond ETF	60,000	$ 5,192,400	1-Mth USD-LIBOR-BBA Minus 60 bp	10/27/2017	GS	$ 568
iShares iBoxx $ High Yield Corporate Bond ETF	300,000	25,881,000	1-Mth USD-LIBOR-BBA Minus 175 bp	12/21/2017	GS	114,326
SPDR Bloomberg Barclays High Yield Bond ETF	3,708,000	135,432,846	1-Mth USD-LIBOR-BBA Minus 45 bp	12/21/2017	GS	394,746
SPDR Bloomberg Barclays High Yield Bond ETF	697,000	25,384,740	1-Mth USD-LIBOR-BBA Minus 75 bp	12/21/2017	GS	151,137
iShares iBoxx $ High Yield Corporate Bond ETF	1,250,000	108,209,000	1-Mth USD-LIBOR-BBA Minus 100 bp	1/25/2018	GS	(11,896)
iShares iBoxx $ High Yield Corporate Bond ETF	325,000	28,128,750	1-Mth USD_LIBOR Minus 100 bp	1/25/2018	BNP	2,496
iBoxx USD Liquid High Yield Index S1 V1	40,132	10,000,000	1-Mth USD-LIBOR-BBA Minus 0 bp	3/20/2018	GS	157,362
Total						$ 808,739	(2)

BNP - BNP Paribas
GS - Goldman Sachs International
(2) Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

Navigator Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”). The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity at time of purchase may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Option Transactions – The Funds are subject to equity price and interest rate risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Funds' portfolio. If such a decline occurs, the put options will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by a Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Futures Contracts – The Funds are subject to interest rate risk in the normal course of pursuing their investment objectives. The Funds may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds' agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregate liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Swap Agreements - The Funds are subject to equity price risk, interest rate risk, credit risk, counterparty risk and/or commodity risk in the normal course of pursuing their respective investment objectives. The Fund may enter into interest rate, index and currency exchange rate swap agreements in an attempt to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a basis on which to calculate the obligations the parties to a swap agreement have agreed to exchange. The Fund's obligations (or rights) under a swap agreement will generally be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Changes in the value of swap agreements are recognized as unrealized gains and losses by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss. The Fund segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction.

The notional value of swaps, the unrealized appreciation (depreciation) on futures and the value of options disclosed in the Portfolio of Investments at December 31, 2016 are a reflection of the volume of derivative activity for the Funds.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2016 for the Funds' assets and liabilities measured at fair value:

Navigator Equity Hedged Fund
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 37,561,946	$ -	$ -	$ 37,561,946
Mutual Fund	2,462,711	-	-	2,462,711
Short-Term Investments	994,125	-	-	994,125
Collateral For Securities Loaned	11,560,790	-	-	11,560,790
Total	$ 52,579,572	$ -	$ -	$ 52,579,572

Navigator Duration Neutral Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Municipal Bonds & Notes	$ -	$ 47,604,614	$ -	$ 47,604,614
Options Purchased	16,407	-	-	16,407
Short Term Investments	5,584,185	-	-	5,584,185
Future Contracts*	286,015	-	-	286,015
Total	$ 5,886,607	$ 47,604,614	$ -	$ 53,491,221

Navigator Sentry Managed Volatility Fund
Assets	Level 1	Level 2	Level 3	Total
Options Purchased	$ 480,000	$ 1,656,000	$ -	$ 2,136,000
Short-Term Investments	10,046,523	-	-	10,046,523
Total	$ 10,526,523	$ 1,656,000	$ -	$ 12,182,523

Liabilities	Level 1	Level 2	Level 3	Total
Exchange Traded Note	$ (6,040,768)	$ -	$ -	$ (6,040,768)
Options Written	$ (188,652)	$ (508,000)		$ (696,652)
Total	$ (6,229,420)	$ (508,000)	$ -	$ (6,737,420)

Navigator Tactical Fixed Income Fund
Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$ 3,357,600	-	-	$ 3,357,600
Mutual Fund	32,573,713	-	-	32,573,713
Corporate Bonds	-	139,760,589	-	139,760,589
Municipal Bonds & Notes	-	108,464,241	-	108,464,241
U.S. Government Agency Obligations	-	25,002,175	-	25,002,175
Options Purchased	11,297	-	-	11,297
Short-Term Investments	5,923,413	264,972,754	-	270,896,167
Collateral For Securities Loaned	1,785,792	-	-	1,785,792
Open Swap Contracts*	-	6,030,323	-	6,030,323
Total	$ 43,651,815	$ 544,230,082	$ -	$ 587,881,897

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts*	$ (55,088)	$ -	$ -	$ (55,088)
Total	$ (55,088)	$ -	$ -	$ (55,088)

The Funds did not hold any Level 3 securities during the period.
There were no transfers in to and out of Level 1 and Level 2 during the period.
* Cumulative appreciation (depreciation) on futures and swap contracts.

Underlying Investment in Other Investment Companies

The Navigator Equity Hedged Fund currently invests a portion of their assets in Dreyfus Government Cash Management ("Dreyfus”). The Fund may redeem its investment from Dreyfus at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund may be directly affected by the performance of Dreyfus. The financial statements of the Dreyfus, including its portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with Fund’s financial statements. As of December 31, 2016, the percentage of the Equity Hedged Fund’s net assets invested in Dreyfus was 27.9%.

The Navigator Sentry Fund currently invest a portion of their assets in Milestone Treasury Obligations Fund (“Milestone”). The Fund may redeem its investment from Milestone at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund may be directly affected by the performance of Milestone. The financial statements of the Milestone, including its portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with Fund’s financial statements. As of December 31, 2016, the percentage of the Sentry Fund’s net assets invested in Milestone respectively was 82.0%.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, Principal Executive Officer/President

Date 2/27/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, Principal Executive Officer/President

Date 2/27/17

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Principal Financial Officer/Treasurer

Date 2/27/17